Income Taxes - Additional Information (Details) $ / shares in Units, ₨ in Millions, $ in Millions	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 USD ($) $ / shares
Income Taxes [Line Items]
Additional income tax provision reversed				$ 52		$ 18		$ 45
Applicable tax rate				34.94%	34.94%	34.94%	34.94%	34.61%
Interest income on income tax refund				$ 37		$ 7		$ 41
Tax reduction period				5 years	5 years
Dividends received from owned subsidiary								130
Tax effect due to non-taxable income for Indian tax purposes				$ 383		$ 386		$ 321
Basic and diluted weighted average number of equity shares | $ / shares				$ 0.09		$ 0.09		$ 0.07
Deferred income tax liabilities not recognized amount of temporary differences				$ 1,108		$ 869
Deferred income tax assets, not recognized on accumulated losses				422		379
Group
Income Taxes [Line Items]
Income tax on dividend from subsidiary								$ 27
Income tax claims not acknowledged as debt				443	₨ 33,530
Group | Indian Income Tax Authorities
Income Taxes [Line Items]
Income tax claims not acknowledged as debt						412	₨ 28,510
Amount paid to statutory authority				707	₨ 53,520	857	₨ 59,240
Other Income
Income Taxes [Line Items]
Interest income on income tax refund				$ 37		7		41
First Five Year
Income Taxes [Line Items]
Percentage of tax reduction				100.00%	100.00%
Second Five Year | Top of Range
Income Taxes [Line Items]
Percentage of tax reduction				50.00%	50.00%
Third Five Year | Top of Range
Income Taxes [Line Items]
Percentage of tax reduction				50.00%	50.00%
UNITED STATES
Income Taxes [Line Items]
Applicable tax rate		21.00%	35.00%
Tax reforms impact on deferred tax liabilities								$ 24
Branch profit tax				15.00%	15.00%
Branch net assets				$ 723
Deferred tax liability on branch profit tax, net of tax credits				$ 23
Advanced Pricing Agreement
Income Taxes [Line Items]
Reversal of income tax expense pertaining to prior periods overseas jurisdiction						$ 7
Reversal of income tax expense pertaining to prior periods US jurisdiction	$ 225
Expects to income tax to be paid	$ 223